UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREMX Emerging Markets Bond
Fund –
.
PAIKX Emerging Markets Bond
Fund–
.
Advisor  Class
PRXIX Emerging Markets Bond
Fund–
.
I  Class
TREZX Emerging Markets Bond
Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Bond Fund
HIGHLIGHTS
The Emerging Markets Bond Fund outperformed its benchmark while underperforming its Lipper peer group for the 12 months ended December 31,
2022.
The fund’s country allocation decisions were beneficial, while security selection detracted from relative performance.
The portfolio remains underweight lower-yielding markets that provide limited relative value, such as Malaysia and Saudi Arabia, in favor of higher-yielding countries that offer better opportunities for risk-adjusted return, including Ivory
Coast and the Dominican Republic.
As overwhelmingly negative sentiment pushed fundamentally sound assets to excessively cheap levels, we added risk where opportunities presented themselves, though we remain mindful of ongoing risks faced by the lowest-
quality issuers in the market.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Emerging Markets Bond Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Emerging Markets Bond Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Emerging Markets Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide high income and capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The T. Rowe Price Emerging Markets Bond Fund returned -17.31% for the 12 months ended December 31, 2022, outperforming the benchmark J.P. Morgan
Emerging Markets Bond Index Global Diversified while underperforming the
Lipper peer group average. (Results for Advisor, I, and Z Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Stubbornly high inflation,
global central bank
tightening, political
uncertainty in some
countries, and the war
between Russia and
Ukraine all contributed to
a challenging investment
environment. During the first
half of 2022, U.S. Treasury
yields increased significantly.
As expectations increased for
higher rates, gross domestic
product growth forecasts
were reduced, dragging
down investors' tolerance
for risk. This caused credit
spreads to notably widen.
(Credit spreads measure
the additional yield that investors demand to hold a bond with credit risk compared with a high-quality government security with a comparable maturity.) Late in the year, indications that the U.S. Federal Reserve's aggressive rate hikes could be effectively reducing inflation bolstered investor risk sentiment.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Emerging Markets Bond
Fund –
.
5.03% -17.31%
Emerging Markets Bond
Fund–
.
Advisor  Class 4.96 -17.43
Emerging Markets Bond
Fund–
.
I  Class 5.19 -17.09
Emerging Markets Bond
Fund–
.
Z  Class 5.69 -16.45
J.P. Morgan Emerging
Markets Bond Index Global
Diversified 3.17 -17.78
Lipper Emerging Market
Hard Currency Debt Funds
Average 4.01 -14.81

T. ROWE PRICE Emerging Markets Bond Fund

The fund’s country allocation decisions added to relative returns, driven by our significant underweight to Russia and lack of exposure to Belarus. Russia's invasion of Ukraine (with Belarus's support) was met with heavy economic sanctions, and the two countries' assets were removed from major indices at a price of zero. We eliminated our small Russian holdings early in the period.
Our out-of-benchmark holdings in Venezuela advanced due to small volumes changing hands at modestly higher prices, higher oil prices, and some easing of restrictions on the country's oil sector.
Positioning among frontier countries was largely positive. Overweight or out-
of-benchmark positions in high yield, high-conviction, fundamentally well-
anchored countries—such as Oman, Angola, Vietnam, Ivory Coast, and the
Bahamas—added materially.
Our underweight allocation to Turkey, however, was a drag on relative results.
The higher-yielding sovereign held in relatively well as the government's unconventional program to protect savings deposits from large currency fluctuations has stemmed hard currency outflows at a manageable level.
Additional support in the form of foreign currency asset-level restrictions for corporations seeking loans kept the lira relatively stable.
The fund's security selection, however, was negative in aggregate, driven by exposure to issuers in the China property sector, such as Shimao, Country
Garden, and Times China. The real estate sector was dragged lower by concerns of tightening domestic regulatory and financial conditions and distress in the most heavily indebted areas of the Chinese property sector.
Within China, our underweight exposure to highly defensive sovereign and quasi-sovereign issues also weighed on relative returns during periods of extreme risk aversion. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Our selection of longer-maturity and euro-denominated issues in Romania detracted from relative performance. High inflation and concerns about a
European energy crisis weighed on the country. Euro-denominated issues further underperformed amid U.S. dollar strength.
In Mexico, however, our higher-yielding quasi-sovereigns—Petroleos
Mexicanos and Mexico City Airport Trust—benefited from increased oil prices, recovering tourism, and sovereign support. A lack of exposure to the more duration-sensitive Mexican sovereign generated outperformance as well. (Duration measures a bond’s sensitivity to changes in interest rates.) Our selection of corporate issuers also aided results, led by shorter-duration issues from high-quality Cometa Energia and BBVA Bancomer along with a perpetual issue from Banco Mercantil de Norte.

T. ROWE PRICE Emerging Markets Bond Fund

The fund’s slight exposure
to emerging market (EM)
currencies was a marginal
contributor to performance.
Our exposure to Chilean
local government bonds was
positive. Chilean sovereigns
gained amid increased prices
for its chief export, copper,
following China's announced
easing of COVID restrictions
that bolstered investor
optimism. Our exposure
to euro-denominated
government bonds was a
slight drag in the face of a
strong U.S. dollar.
How is the fund positioned?
At the country level, we
see both idiosyncratic
risks and opportunities. As
overwhelmingly negative
sentiment pushed fundamentally sound assets to excessively cheap levels, we added risk where opportunities presented themselves, though we are more mindful of risks posed by the lowest-quality issuers in the market.
We see opportunity in select frontiers that our research platform views as default remote and fundamentally well anchored. Issuers such as Ivory Coast,
Dominican Republic, and Senegal offer attractive yields with the potential for high returns. While still a meaningful overweight, we have trimmed our positions in Mexico after an extended period of solid performance. We are also buying into improved valuations in institutionally sound mainstream markets, such as Colombia, India, and Chile.
Due to risks associated with their war, we eliminated our small Russian holdings and moved to underweight Ukraine. We also moved further underweight China. Despite the potential for a pickup in growth following a COVID reopening, tensions between the U.S. and China escalated, with new export controls on semiconductors. Due to deteriorating fiscal outlooks and institutional quality, we have reduced exposure to Egypt and Argentina.
We remain underweight Turkey, Brazil, and South Africa, though we added
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Emerging Markets Bond Fund

T. ROWE PRICE Emerging Markets Bond Fund

some to South Africa. We maintain our structural underweight to low-beta, investment-grade countries such as Malaysia, Saudi Arabia, and Peru, which offer limited room for spread compression. However, we added exposure to some better-valued defensive markets, such as Uruguay and Panama.
We maintain a meaningful allocation to off-benchmark EM corporate bonds, mostly within mainstream markets such as Mexico and India. Corporate debt is positioned to benefit from recovering domestic growth and often offers higher yields, greater diversification, and smaller drawdowns in periods of stress. Within the emerging markets corporate segment, we tend to favor issuers in domestically oriented sectors—such as technology, media, and telecommunications and utilities—or larger quasi-sovereigns, which are generally more liquid than traditional corporates and may benefit from explicit or implicit state support.
The fund at times holds small amounts of local currency-denominated sovereign bonds and local currencies where the relative value appears especially compelling versus debt denominated in U.S. dollars. At the end of the period, total nondollar exposure accounted for less than 2% of the portfolio.
Depending on our outlook for a particular currency and the costs involved, we may fully or partially hedge the currency exposure to reduce risk or opt not to hedge if a currency appears to be poised to gain against the dollar.
What is portfolio management’s outlook?
Declining global rates volatility supported the EM debt asset class and led to some spread compression in the second half of the year. Exogenous risks, however, remain a cause for caution. Idiosyncratic risks in a few markets combined with a global central bank rate hiking cycle and slower global growth are contributing to a challenging investment climate.
In terms of fundamentals, stressed fiscal conditions persist in some markets due to lingering effects of the coronavirus pandemic, though strong export demand has supported fiscal consolidation this year in many markets. Growth recoveries have slowed in some markets as inflation pressures led to tighter monetary policy and a less accommodative environment for growth, though
China's reopening could be helpful.

T. ROWE PRICE Emerging Markets Bond Fund

EM debt continues to offer a substantial yield premium and broadly sound fundamentals, making the asset class compelling on a risk-adjusted basis relative to other credit sectors. While the portfolio manager expects volatility to persist over the medium term, the investment team will look to add as dislocations create attractive entry points.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Emerging Markets Bond Fund

RISK OF INTERNATIONAL BOND INVESTING
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets, including unpredictable changes in currency values.
Investments in emerging markets are subject to abrupt and severe price declines and should be regarded as speculative. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Some countries also have legacies of hyperinflation, currency devaluations, and governmental interference in markets.
International investments are subject to currency risk , a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are unpredictable and it is not possible to effectively hedge the currency risks of many developing countries.
Bonds are also subject to interest rate risk , the decline in bond prices that usually accompanies a rise in interest rates, and credit risk , the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund's income level and share price.
BENCHMARK INFORMATION
Note: Information has been obtained from sources believed to be reliable but
J.P. Morgan does not warrant its completeness or accuracy. The index is used with permission. The index may not be copied, used, or distributed without J.P.
Morgan's prior written approval. Copyright 2023, J.P. Morgan Chase & Co. All rights reserved.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Emerging Markets Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EMERGING MARKETS BOND FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Emerging Markets Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Emerging Markets Bond
Fund –
.
-17.31% -2.72% 0.48% – –
Emerging Markets Bond
Fund–
.
Advisor  Class -17.43 -2.98 – 0.90% 8/28/15
Emerging Markets Bond
Fund–
.
I  Class -17.09 -2.56 – 1.32 8/28/15
Emerging Markets Bond
Fund–
.
Z  Class -16.45 – – -0.45 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor,
0.03
I , and
0.04
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Emerging Markets Bond Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Emerging Markets Bond Fund 0.88%
Emerging Markets Bond Fund–Advisor Class 1.48
Emerging Markets Bond Fund–I Class 0.72
Emerging Markets Bond Fund–Z Class 0.72
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Emerging Markets Bond Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
EMERGING MARKETS BOND FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,050.30 $5.17
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.16   5.09
Advisor Class
Actual   1,000.00   1,049.60   5.94
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.41   5.85
I Class
Actual   1,000.00   1,051.90   3.67
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.63   3.62
Z Class
Actual   1,000.00   1,056.90   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 1.00%,
the
2
Advisor Class was 1.15%, the
3
I Class was 0.71%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 10.81 $ 11.59 $ 11.63 $ 11.01 $ 12.48
Investment activities
Net investment income
(1)(2)
0.44 0.50 0.54 0.61 0.55
Net realized and unrealized gain/
loss (2.31) (0.78) (0.05) 0.62 (1.44)
Total from investment activities (1.87) (0.28) 0.49 1.23 (0.89)
Distributions
Net investment income (0.44) (0.48) (0.51) (0.59) (0.50)
Tax return of capital — (0.02) (0.02) (0.02) (0.08)
Total distributions (0.44) (0.50) (0.53) (0.61) (0.58)
NET ASSET VALUE
End of period $ 8.50 $ 10.81 $ 11.59 $ 11.63 $ 11.01
Ratios/Supplemental Data
Total return
(2)(3)
(17.31)% (2.45)% 4.62% 11.30% (7.23)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.99% 0.91% 0.90% 0.90% 0.91%
Net expenses after waivers/
payments by Price Associates 0.99% 0.91% 0.90% 0.90% 0.91%
Net investment income 4.89% 4.48% 4.87% 5.24% 4.69%
Portfolio turnover rate 36.6% 38.1% 58.2% 42.9% 48.6%
Net assets, end of period (in
millions) $540 $1,016 $1,715 $4,602 $4,726
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 10.81 $ 11.59 $ 11.63 $ 11.01 $ 12.48
Investment activities
Net investment income
(1)(2)
0.42 0.52 0.54 0.59 0.50
Net realized and unrealized gain/
loss (2.30) (0.83) (0.09) 0.60 (1.42)
Total from investment activities (1.88) (0.31) 0.45 1.19 (0.92)
Distributions
Net investment income (0.43) (0.45) (0.47) (0.55) (0.48)
Tax return of capital — (0.02) (0.02) (0.02) (0.07)
Total distributions (0.43) (0.47) (0.49) (0.57) (0.55)
NET ASSET VALUE
End of period $ 8.50 $ 10.81 $ 11.59 $ 11.63 $ 11.01
Ratios/Supplemental Data
Total return
(2)(3)
(17.43)% (2.72)% 4.30% 10.96% (7.51)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.40% 1.51% 1.33% 1.33% 1.35%
Net expenses after waivers/
payments by Price Associates 1.15% 1.19% 1.20% 1.20% 1.20%
Net investment income 4.74% 4.62% 4.86% 5.09% 4.33%
Portfolio turnover rate 36.6% 38.1% 58.2% 42.9% 48.6%
Net assets, end of period (in
thousands) $107 $209 $213 $528 $1,690
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 10.80 $ 11.58 $ 11.62 $ 11.01 $ 12.47
Investment activities
Net investment income
(1)(2)
0.46 0.52 0.55 0.62 0.55
Net realized and unrealized gain/
loss (2.30) (0.78) (0.05) 0.61 (1.41)
Total from investment activities (1.84) (0.26) 0.50 1.23 (0.86)
Distributions
Net investment income (0.47) (0.50) (0.52) (0.60) (0.52)
Tax return of capital — (0.02) (0.02) (0.02) (0.08)
Total distributions (0.47) (0.52) (0.54) (0.62) (0.60)
NET ASSET VALUE
End of period $ 8.49 $ 10.80 $ 11.58 $ 11.62 $ 11.01
Ratios/Supplemental Data
Total return
(2)(3)
(17.09)% (2.30)% 4.77% 11.34% (7.04)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.75% 0.75% 0.76% 0.77% 0.78%
Net expenses after waivers/
payments by Price Associates 0.71% 0.75% 0.76% 0.77% 0.78%
Net investment income 5.22% 4.61% 5.03% 5.38% 4.75%
Portfolio turnover rate 36.6% 38.1% 58.2% 42.9% 48.6%
Net assets, end of period (in
millions) $439 $474 $462 $1,224 $1,324
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 10.82 $ 11.60 $ 10.11
Investment activities
Net investment income
(2)(3)
0.53 0.60 0.48
Net realized and unrealized gain/loss (2.31) (0.78) 1.50
(4)
Total from investment activities (1.78) (0.18) 1.98
Distributions
Net investment income (0.53) (0.57) (0.47)
Tax return of capital — (0.03) (0.02)
Total distributions (0.53) (0.60) (0.49)
NET ASSET VALUE
End of period $ 8.51 $ 10.82 $ 11.60

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(5)
(16.45)% (1.56)% 20.07%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.72% 0.75% 0.75%
(6)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(6)
Net investment income 5.93% 5.34% 5.55%
(6)
Portfolio turnover rate 36.6% 38.1% 58.2%
Net assets, end of period (in millions) $2,964 $3,384 $3,105
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
December 31, 2022

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.3%
Government Bonds 1.3%
Republic of Albania, 3.50%, 6/16/27 (EUR)  22,685,000 21,746
Republic of Albania, 3.50%, 11/23/31 (EUR)  (1) 17,725,000 15,460
Republic of Albania, 3.50%, 11/23/31 (EUR)  17,705,000 15,443
Total Albania (Cost
$63,459
)
52,649
ANGOLA 2.2%
Government Bonds 2.2%
Republic of Angola, 8.00%, 11/26/29 (USD)  24,550,000 21,611
Republic of Angola, 8.25%, 5/9/28 (USD)  39,600,000 36,218
Republic of Angola, 8.75%, 4/14/32 (USD)  (1) 360,000 312
Republic of Angola, 9.125%, 11/26/49 (USD)  28,250,000 22,145
Republic of Angola, 9.50%, 11/12/25 (USD)  5,535,000 5,710
Total Angola (Cost
$88,373
)
85,996
ARGENTINA 1.0%
Government Bonds 1.0%
Republic of Argentina, 1.00%, 7/9/29 (USD)  112,549 30
Republic of Argentina, STEP, 0.50%, 7/9/30 (USD)  24,842,504 6,762
Republic of Argentina, STEP, 1.50%, 7/9/35 (USD)  27,867,679 7,138
Republic of Argentina, STEP, 3.875%, 1/9/38 (USD)  78,695,279 25,091
Republic of Argentina, Series $GDP, 12/15/35 (USD)  (2)(3) 114,895,000 775
Total Argentina (Cost
$83,811
)
39,796
AZERBAIJAN 0.4%
Government Bonds 0.4%
Republic of Azerbaijan, 3.50%, 9/1/32 (USD)  15,900,000 13,296
Republic of Azerbaijan, 5.125%, 9/1/29 (USD)  675,000 639
Total Azerbaijan (Cost
$14,088
)
13,935
BAHAMAS 0.7%
Government Bonds 0.7%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  (1) 26,250,000 20,297
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  7,075,000 5,471
Total Bahamas (Cost
$33,039
)
25,768

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BAHRAIN 3.0%
Government Bonds 3.0%
Kingdom of Bahrain, 5.625%, 5/18/34 (USD)  (1) 46,500,000 40,323
Kingdom of Bahrain, 6.75%, 9/20/29 (USD)  30,060,000 30,001
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  34,235,000 34,571
Kingdom of Bahrain, 7.50%, 9/20/47 (USD)  14,200,000 12,809
Total Bahrain (Cost
$130,428
)
117,704
BARBADOS 0.1%
Government Bonds 0.1%
Government of Barbados, 6.50%, 10/1/29 (USD)  (1) 4,037,235 3,763
Total Barbados (Cost
$4,113
)
3,763
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 5.00%, 7/15/32 (USD)  19,600,000 19,515
Total Bermuda (Cost
$19,439
)
19,515
BRAZIL 1.9%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28 (USD)  4,552,000 9,167
9,167
Corporate Bonds 1.1%
Cosan Overseas, 8.25% (USD)  (4) 6,085,000 6,096
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  28,650,000 24,046
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  (1) 7,645,000 6,531
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  6,730,000 5,749
42,422
Government Bonds 0.6%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  99,300,000 16,445
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,058,000 6,741
23,186
Total Brazil (Cost
$80,122
)
74,775
CHILE 3.4%
Corporate Bonds 3.1%
AES Andes, VR, 6.35%, 10/7/79 (USD)  (1)(5) 12,750,000 11,774
AES Andes, VR, 7.125%, 3/26/79 (USD)  (1)(5) 21,524,000 20,515

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Agrosuper, 4.60%, 1/20/32 (USD)  (1) 13,900,000 12,339
Banco Santander Chile, 3.177%, 10/26/31 (USD)  (1) 16,850,000 14,386
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD)  (1) 11,200,000 10,462
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)  10,677,000 9,296
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD)  (1) 4,995,000 4,418
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD)  (1) 6,350,000 4,751
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  12,990,000 8,175
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD)  (1) 4,025,000 2,762
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD)  (1) 13,055,000 10,965
VTR Comunicaciones, 4.375%, 4/15/29 (USD)  (1) 16,015,000 9,403
VTR Comunicaciones, 5.125%, 1/15/28 (USD)  (1) 5,185,000 3,228
122,474
Government Bonds 0.3%
Republic of Chile, 3.25%, 9/21/71 (USD)  11,500,000 7,123
Republic of Chile, 3.50%, 1/31/34 (USD)  3,080,000 2,631
Republic of Chile, 4.00%, 1/31/52 (USD)  3,530,000 2,736
12,490
Total Chile (Cost
$160,783
)
134,964
CHINA 1.5%
Corporate Bonds 0.4%
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  7,880,000 7,005
Lenovo Group, 3.421%, 11/2/30 (USD)  (1) 5,590,000 4,442
Lenovo Group, 3.421%, 11/2/30 (USD)  6,925,000 5,503
16,950
Government Bonds 1.1%
People's Republic of China, 3.27%, 11/19/30  41,800,000 6,212
People's Republic of China, Series 1916, 3.12%, 12/5/26  235,000,000 34,538
40,750
Total China (Cost
$63,900
)
57,700
COLOMBIA 4.6%
Corporate Bonds 1.7%
Banco Davivienda, VR, 6.65% (USD)  (1)(4)(5) 19,100,000 14,755
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,365
Banco de Bogota, 6.25%, 5/12/26 (USD)  11,300,000 11,101
Bancolombia, VR, 4.625%, 12/18/29 (USD)  (5) 13,555,000 11,936
Ecopetrol, 4.625%, 11/2/31 (USD)  16,510,000 12,645

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ecopetrol, 5.875%, 5/28/45 (USD)  21,400,000 14,946
Ecopetrol, 6.875%, 4/29/30 (USD)  2,240,000 2,036
68,784
Government Bonds 2.8%
Republic of Colombia, 3.00%, 1/30/30 (USD)  29,300,000 22,498
Republic of Colombia, 3.125%, 4/15/31 (USD)  23,025,000 17,170
Republic of Colombia, 4.125%, 5/15/51 (USD)  16,165,000 9,729
Republic of Colombia, 4.50%, 3/15/29 (USD)  4,475,000 3,882
Republic of Colombia, 5.00%, 6/15/45 (USD)  36,700,000 25,105
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 16,244
Republic of Colombia, 6.125%, 1/18/41 (USD)  9,470,000 7,564
Republic of Colombia, Series B, 7.00%, 3/26/31  62,887,300,000 9,188
111,380
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $2,650 (USD)  (2)(6) † 2,622
2,622
Total Colombia (Cost
$217,622
)
182,786
COSTA RICA 0.3%
Government Bonds 0.3%
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 7,817
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  2,650,000 2,505
Total Costa Rica (Cost
$10,928
)
10,322
DOMINICAN REPUBLIC 5.2%
Government Bonds 5.2%
Dominican Republic, 4.50%, 1/30/30 (USD)  (1) 17,485,000 14,951
Dominican Republic, 4.875%, 9/23/32 (USD)  (1) 59,920,000 49,962
Dominican Republic, 4.875%, 9/23/32 (USD)  37,850,000 31,560
Dominican Republic, 5.50%, 2/22/29 (USD)  (1) 7,345,000 6,786
Dominican Republic, 5.875%, 1/30/60 (USD)  57,625,000 42,479
Dominican Republic, 6.85%, 1/27/45 (USD)  66,365,000 57,869
Total Dominican Republic (Cost
$225,383
)
203,607
ECUADOR 1.8%
Government Bonds 1.8%
Republic of Ecuador, STEP, 1.50%, 7/31/40 (USD)  (1) 23,941,050 9,860
Republic of Ecuador, STEP, 2.50%, 7/31/35 (USD)  (1) 53,872,600 25,059
Republic of Ecuador, STEP, 2.50%, 7/31/35 (USD)  7,300,000 3,396
Republic of Ecuador, STEP, 5.50%, 7/31/30 (USD)  (1) 44,711,750 28,952

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ecuador, Zero Coupon, 7/31/30 (USD)  (1) 7,889,978 3,103
Total Ecuador (Cost
$99,003
)
70,370
EGYPT 1.4%
Government Bonds 1.4%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  4,800,000 3,355
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  15,145,000 12,379
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  (1) 21,240,000 14,223
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  40,476,000 27,105
Total Egypt (Cost
$78,528
)
57,062
EL SALVADOR 0.8%
Government Bonds 0.8%
Republic of El Salvador, 5.875%, 1/30/25 (USD)  15,265,000 10,011
Republic of El Salvador, 6.375%, 1/18/27 (USD)  (1) 3,300,000 1,477
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 425
Republic of El Salvador, 7.65%, 6/15/35 (USD)  53,082,000 21,630
Total El Salvador (Cost
$59,580
)
33,543
GHANA 0.5%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  7,900,000 6,747
6,747
Government Bonds 0.3%
Republic of Ghana, 8.125%, 1/18/26 (USD)  (7) 1,800,000 738
Republic of Ghana, 8.625%, 4/7/34 (USD)  (7) 13,940,000 5,096
Republic of Ghana, 8.627%, 6/16/49 (USD)  (1)(7) 1,450,000 513
Republic of Ghana, 8.875%, 5/7/42 (USD)  (7) 2,645,000 952
Republic of Ghana, 10.75%, 10/14/30 (USD)  8,510,000 6,019
13,318
Total Ghana (Cost
$22,256
)
20,065
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  2,141,814 1,891
Total Grenada (Cost
$1,925
)
1,891

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GUATEMALA 0.8%
Government Bonds 0.8%
Republic of Guatemala, 4.50%, 5/3/26 (USD)  (1) 1,475,000 1,422
Republic of Guatemala, 4.875%, 2/13/28 (USD)  11,000,000 10,633
Republic of Guatemala, 4.90%, 6/1/30 (USD)  (1) 713,000 677
Republic of Guatemala, 4.90%, 6/1/30 (USD)  6,435,000 6,112
Republic of Guatemala, 5.25%, 8/10/29 (USD)  (1) 6,850,000 6,601
Republic of Guatemala, 5.375%, 4/24/32 (USD)  5,270,000 5,193
Total Guatemala (Cost
$33,675
)
30,638
INDIA 3.3%
Corporate Bonds 1.3%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,584,000 2,525
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  10,968,750 8,603
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD)  (1) 7,745,000 6,804
Adani Ports & Special Economic Zone, 4.375%, 7/3/29 (USD)  4,500,000 3,785
Bharti Airtel, 3.25%, 6/3/31 (USD)  (1) 6,180,000 5,234
Bharti Airtel, 3.25%, 6/3/31 (USD)  6,000,000 5,082
Greenko Power II, 4.30%, 12/13/28 (USD)  11,651,000 9,785
Periama Holdings, 5.95%, 4/19/26 (USD)  9,070,000 8,498
50,316
Government Bonds 2.0%
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  (1) 6,540,000 5,166
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  15,650,000 12,362
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  69,155,000 60,097
Export-Import Bank of India, 3.375%, 8/5/26 (USD)  800,000 750
Export-Import Bank of India, 3.875%, 2/1/28 (USD)  1,950,000 1,814
80,189
Total India (Cost
$148,575
)
130,505
INDONESIA 6.2%
Corporate Bonds 1.1%
Minejesa Capital, 5.625%, 8/10/37 (USD)  22,250,000 17,362
Pertamina Persero, 5.625%, 5/20/43 (USD)  9,776,000 9,006
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD)  (1) 4,730,000 4,201
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD)  (1) 4,845,000 3,834
Perusahaan Listrik Negara, 6.15%, 5/21/48 (USD)  9,300,000 8,851
43,254

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Foreign Government Obligations & Municipalities 0.2%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  8,047,000 7,484
7,484
Government Bonds 4.9%
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  31,150,000 27,295
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  34,385,000 33,784
Perusahaan Penerbit, 4.40%, 3/1/28 (USD)  200,000 198
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  6,000,000 5,919
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)  65,170,000 65,252
Republic of Indonesia, 4.625%, 4/15/43 (USD)  45,480,000 41,581
Republic of Indonesia, 5.25%, 1/17/42 (USD)  21,720,000 21,408
195,437
Total Indonesia (Cost
$277,604
)
246,175
IRAQ 0.0%
Government Bonds 0.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)  728,750 674
Total Iraq (Cost
$625
)
674
ISRAEL 0.6%
Corporate Bonds 0.6%
ICL Group, 6.375%, 5/31/38 (USD)  (1) 12,850,000 12,593
Leviathan Bond, 6.125%, 6/30/25 (USD)  (1) 12,250,000 11,959
Total Israel (Cost
$27,228
)
24,552
IVORY COAST 3.2%
Government Bonds 3.2%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  12,750,000 10,824
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  108,835,000 97,135
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  200,000 194
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  26,185,000 19,889
Total Ivory Coast (Cost
$138,074
)
128,042
JAMAICA 1.0%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%, 10/10/36 (USD)  (1) 6,885,868 5,564
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,757,204 2,228
7,792

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.8%
Government of Jamaica, 6.75%, 4/28/28 (USD)  2,650,000 2,816
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,975,000 2,230
Government of Jamaica, 8.00%, 3/15/39 (USD)  22,930,000 26,902
31,948
Total Jamaica (Cost
$43,134
)
39,740
JORDAN 1.7%
Government Bonds 1.7%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  62,225,000 55,959
Kingdom of Jordan, 7.75%, 1/15/28 (USD)  (1) 9,140,000 9,275
Total Jordan (Cost
$75,233
)
65,234
KAZAKHSTAN 1.0%
Corporate Bonds 1.0%
KazMunayGas National, 5.75%, 4/19/47 (USD)  50,170,000 39,118
Total Kazakhstan (Cost
$50,422
)
39,118
KENYA 0.1%
Government Bonds 0.1%
Republic of Kenya, 7.25%, 2/28/28 (USD)  1,525,000 1,342
Republic of Kenya, 8.00%, 5/22/32 (USD)  900,000 771
Republic of Kenya, 8.25%, 2/28/48 (USD)  (1) 600,000 467
Total Kenya (Cost
$2,787
)
2,580
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  9,500,000 9,583
Total Kuwait (Cost
$10,773
)
9,583
MAURITIUS 0.0%
Corporate Bonds 0.0%
Axian Telecom, 7.375%, 2/16/27 (USD)  500,000 440
Total Mauritius (Cost
$443
)
440
MEXICO 8.0%
Corporate Bonds 3.8%
Axtel, 6.375%, 11/14/24 (USD)  (1) 8,268,000 6,804

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Banco Mercantil del Norte, VR, 6.75% (USD)  (4)(5) 2,925,000 2,863
Banco Mercantil del Norte, VR, 7.625% (USD)  (4)(5) 9,000,000 8,445
Banco Mercantil del Norte, VR, 8.375% (USD)  (4)(5) 8,100,000 8,043
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD)  (5) 25,215,000 22,674
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD)  (5) 3,210,000 3,149
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD)  (5) 10,300,000 9,531
Cemex, 5.45%, 11/19/29 (USD)  7,600,000 7,310
Cometa Energia, 6.375%, 4/24/35 (USD)  (1) 16,797,200 16,136
Industrias Penoles, 4.75%, 8/6/50 (USD)  (1) 2,990,000 2,475
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD)  10,400,000 7,872
Infraestructura Energetica Nova, 4.875%, 1/14/48 (USD)  (1) 5,958,000 4,568
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)  62,647,000 48,385
Petroleos Mexicanos, 6.84%, 1/23/30 (USD)  2,920,000 2,420
150,675
Government Bonds 4.2%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  37,150,000 33,568
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  24,330,000 22,245
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  107,393,000 70,141
Petroleos Mexicanos, 8.75%, 6/2/29 (USD)  30,080,000 28,247
Petroleos Mexicanos, Series 13-2, 7.19%, 9/12/24  42,400,000 2,018
United Mexican States, Series M, 7.75%, 5/29/31  208,000,000 9,886
166,105
Total Mexico (Cost
$372,975
)
316,780
MONGOLIA 0.3%
Government Bonds 0.3%
State of Mongolia, 4.45%, 7/7/31 (USD)  15,499,000 12,093
State of Mongolia, 5.125%, 4/7/26 (USD)  375,000 324
Total Mongolia (Cost
$13,371
)
12,417
MOROCCO 2.2%
Corporate Bonds 0.0%
OCP, 5.125%, 6/23/51 (USD)  325,000 248
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  (1) 220,000 197
445
Government Bonds 2.2%
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  (1) 16,275,000 13,014
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  34,895,000 27,902
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  67,995,000 46,810
87,726
Total Morocco (Cost
$101,310
)
88,171

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NIGERIA 0.7%
Government Bonds 0.7%
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 641
Republic of Nigeria, 6.50%, 11/28/27 (USD)  (1) 480,000 389
Republic of Nigeria, 7.143%, 2/23/30 (USD)  (1) 1,600,000 1,231
Republic of Nigeria, 7.143%, 2/23/30 (USD)  2,500,000 1,923
Republic of Nigeria, 7.625%, 11/28/47 (USD)  (1) 400,000 259
Republic of Nigeria, 7.875%, 2/16/32 (USD)  31,535,000 23,873
Total Nigeria (Cost
$27,736
)
28,316
OMAN 4.4%
Corporate Bonds 0.8%
Lamar Funding, 3.958%, 5/7/25 (USD)  12,525,000 11,904
Oryx Funding, 5.80%, 2/3/31 (USD)  (1) 2,240,000 2,143
Oryx Funding, 5.80%, 2/3/31 (USD)  12,425,000 11,885
Oztel Holdings, 6.625%, 4/24/28 (USD)  6,500,000 6,542
32,474
Government Bonds 3.6%
Sultanate of Oman, 4.75%, 6/15/26 (USD)  (1) 18,180,000 17,614
Sultanate of Oman, 4.75%, 6/15/26 (USD)  27,055,000 26,212
Sultanate of Oman, 5.375%, 3/8/27 (USD)  9,000,000 8,833
Sultanate of Oman, 5.625%, 1/17/28 (USD)  8,500,000 8,416
Sultanate of Oman, 6.00%, 8/1/29 (USD)  3,000,000 3,019
Sultanate of Oman, 6.25%, 1/25/31 (USD)  (1) 9,235,000 9,321
Sultanate of Oman, 6.50%, 3/8/47 (USD)  24,230,000 22,165
Sultanate of Oman, 6.75%, 10/28/27 (USD)  (1) 14,500,000 15,053
Sultanate of Oman, 6.75%, 10/28/27 (USD)  7,500,000 7,786
Sultanate of Oman, 6.75%, 1/17/48 (USD)  13,600,000 12,784
Sultanate of Oman, 7.00%, 1/25/51 (USD)  (1) 10,520,000 10,207
141,410
Total Oman (Cost
$179,540
)
173,884
PAKISTAN 0.3%
Government Bonds 0.3%
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  28,876,000 10,424
Islamic Republic of Pakistan, 8.25%, 4/15/24 (USD)  950,000 518
Total Pakistan (Cost
$31,458
)
10,942

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PANAMA 1.9%
Corporate Bonds 0.5%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD)  (1) 5,920,000 4,887
Banco General, VR, 5.25% (USD)  (1)(4)(5) 6,420,000 5,321
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  (1) 13,190,000 10,595
20,803
Government Bonds 1.4%
Republic of Panama, 2.252%, 9/29/32 (USD)  47,800,000 35,575
Republic of Panama, 4.50%, 4/16/50 (USD)  550,000 417
Republic of Panama, 4.50%, 1/19/63 (USD)  17,370,000 12,304
Republic of Panama, 6.40%, 2/14/35 (USD)  5,600,000 5,698
53,994
Total Panama (Cost
$86,270
)
74,797
PARAGUAY 1.3%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD)  (1) 11,535,000 11,186
11,186
Government Bonds 1.0%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  (1) 5,653,000 4,560
Republic of Paraguay, 4.95%, 4/28/31 (USD)  (1) 9,290,000 9,012
Republic of Paraguay, 4.95%, 4/28/31 (USD)  225,000 218
Republic of Paraguay, 5.40%, 3/30/50 (USD)  (1) 2,085,000 1,804
Republic of Paraguay, 5.40%, 3/30/50 (USD)  23,949,000 20,727
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 4,814
Republic of Paraguay, 6.10%, 8/11/44 (USD)  375,000 362
41,497
Total Paraguay (Cost
$61,923
)
52,683
PERU 1.5%
Corporate Bonds 0.4%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD)  (1) 3,315,000 3,022
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,690,216 3,591
Nexa Resources, 6.50%, 1/18/28 (USD)  6,575,000 6,415
13,028
Government Bonds 1.1%
Republic of Peru, 2.78%, 12/1/60 (USD)  30,965,000 18,165
Republic of Peru, 3.30%, 3/11/41 (USD)  16,850,000 12,314
Republic of Peru, 3.55%, 3/10/51 (USD)  6,035,000 4,320

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Peru, 6.15%, 8/12/32  40,900,000 9,488
44,287
Total Peru (Cost
$74,009
)
57,315
PHILIPPINES 1.7%
Corporate Bonds 1.0%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 5,564
Globe Telecom, 3.00%, 7/23/35 (USD)  11,750,000 8,553
International Container Terminal Services, 4.75%, 6/17/30 (USD)  14,100,000 12,406
Manila Water, 4.375%, 7/30/30 (USD)  15,350,000 13,100
39,623
Government Bonds 0.7%
Republic of Philippines, 2.65%, 12/10/45 (USD)  41,000,000 27,738
27,738
Total Philippines (Cost
$87,085
)
67,361
QATAR 2.6%
Corporate Bonds 1.1%
Ooredoo International Finance, 2.625%, 4/8/31 (USD)  (1) 8,200,000 7,066
Qatar Energy, 2.25%, 7/12/31 (USD)  (1) 12,615,000 10,473
Qatar Energy, 2.25%, 7/12/31 (USD)  13,800,000 11,456
Qatar Energy, 3.125%, 7/12/41 (USD)  (1) 18,715,000 14,451
43,446
Government Bonds 1.5%
State of Qatar, 3.75%, 4/16/30 (USD)  4,830,000 4,688
State of Qatar, 4.40%, 4/16/50 (USD)  (1) 11,820,000 10,848
State of Qatar, 4.40%, 4/16/50 (USD)  7,200,000 6,608
State of Qatar, 4.817%, 3/14/49 (USD)  37,300,000 36,382
58,526
Total Qatar (Cost
$129,553
)
101,972
ROMANIA 1.6%
Government Bonds 1.6%
Republic of Romania, 2.625%, 12/2/40 (EUR)  5,400,000 3,248
Republic of Romania, 2.875%, 4/13/42 (EUR)  (1) 6,965,000 4,202
Republic of Romania, 3.00%, 2/14/31 (USD)  (1) 6,698,000 5,301
Republic of Romania, 3.00%, 2/14/31 (USD)  2,340,000 1,852
Republic of Romania, 3.375%, 1/28/50 (EUR)  29,645,000 18,379
Republic of Romania, 4.00%, 2/14/51 (USD)  (1) 7,584,000 5,064

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Romania, 4.00%, 2/14/51 (USD)  35,000,000 23,372
Total Romania (Cost
$88,177
)
61,418
SAUDI ARABIA 2.0%
Government Bonds 2.0%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)  1,900,000 1,660
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  5,850,000 4,625
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  30,550,000 28,848
KSA Sukuk, 2.969%, 10/29/29 (USD)  (1) 6,140,000 5,579
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  5,050,000 4,648
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  38,600,000 34,638
Total Saudi Arabia (Cost
$93,755
)
79,998
SENEGAL 2.2%
Government Bonds 2.2%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  17,000,000 15,755
Republic of Senegal, 6.25%, 5/23/33 (USD)  (1) 1,300,000 1,078
Republic of Senegal, 6.25%, 5/23/33 (USD)  84,225,000 69,853
Total Senegal (Cost
$94,965
)
86,686
SERBIA 1.0%
Government Bonds 1.0%
Republic of Serbia, 2.125%, 12/1/30 (USD)  57,250,000 41,340
Total Serbia (Cost
$51,631
)
41,340
SINGAPORE 0.1%
Convertible Bonds 0.1%
Sea, 0.25%, 9/15/26 (USD)  4,325,000 3,204
Total Singapore (Cost
$3,777
)
3,204
SOUTH AFRICA 1.6%
Government Bonds 1.6%
Republic of South Africa, 5.65%, 9/27/47 (USD)  22,120,000 16,335
Republic of South Africa, 5.875%, 4/20/32 (USD)  19,350,000 17,525
Republic of South Africa, 6.25%, 3/8/41 (USD)  10,050,000 8,614
Republic of South Africa, 7.30%, 4/20/52 (USD)  21,730,000 18,819
Total South Africa (Cost
$70,018
)
61,293

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SRI LANKA 1.0%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24 (USD)  8,760,000 3,898
3,898
Government Bonds 0.9%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD)  (2)(7) 2,400,000 786
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)  (2)(7) 36,300,000 11,625
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)  (1)(2)(7) 32,615,000 10,445
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)  (2)(7) 39,565,000 12,764
35,620
Total Sri Lanka (Cost
$89,666
)
39,518
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for Reconstruction & Development, 3/31/27
(USD)  12,900,000 11,017
Total Supranational (Cost
$11,076
)
11,017
SURINAME 0.8%
Government Bonds 0.8%
Republic of Suriname, 9.25%, 10/26/26 (USD)  (2)(7) 30,570,000 24,701
Republic of Suriname, 12.875%, 12/30/23 (USD)  (2)(7) 1,900,000 1,528
Republic of Suriname, 12.875%, 12/30/23 (USD)  (1)(2)(7) 4,250,000 3,419
Total Suriname (Cost
$28,337
)
29,648
TANZANIA 0.2%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  3,000,000 2,258
2,258
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25 (USD)  (1) 7,967,000 7,410
7,410
Total Tanzania (Cost
$11,009
)
9,668
THAILAND 0.9%
Corporate Bonds 0.9%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD)  (1)(5) 9,490,000 7,438
Bangkok Bank, VR, 3.733%, 9/25/34 (USD)  (1)(5) 650,000 545

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Thaioil Treasury Center, 2.50%, 6/18/30 (USD)  3,000,000 2,350
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  (1) 5,175,000 3,108
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  34,607,000 20,785
Total Thailand (Cost
$45,746
)
34,226
TURKEY 1.8%
Government Bonds 1.8%
Republic of Turkey, 4.25%, 4/14/26 (USD)  22,840,000 20,405
Republic of Turkey, 4.875%, 10/9/26 (USD)  3,765,000 3,383
Republic of Turkey, 4.875%, 4/16/43 (USD)  21,250,000 13,889
Republic of Turkey, 6.00%, 1/14/41 (USD)  18,120,000 13,200
Republic of Turkey, 6.50%, 9/20/33 (USD)  6,250,000 5,222
Republic of Turkey, 8.60%, 9/24/27 (USD)  10,300,000 10,348
Republic of Turkey, 9.875%, 1/15/28 (USD)  3,260,000 3,388
Total Turkey (Cost
$77,401
)
69,835
UKRAINE 0.0%
Government Bonds 0.0%
Government of Ukraine, FRN, 1.258%, 8/1/41 (USD)  (1)(2) 6,248,000 1,814
Total Ukraine (Cost
$4,255
)
1,814
UNITED ARAB EMIRATES 0.9%
Corporate Bonds 0.8%
DP World Crescent, 3.875%, 7/18/29 (USD)  10,600,000 9,938
Emirates NBD Bank, VR, 6.125% (USD)  (4)(5) 10,900,000 10,769
Ruwais Power, 6.00%, 8/31/36 (USD)  11,795,000 12,149
32,856
Government Bonds 0.1%
Emirate of Dubai, 3.90%, 9/9/50 (USD)  2,330,000 1,678
1,678
Total United Arab Emirates (Cost
$37,456
)
34,534
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming  (8)(9) 83,934 —
Mriya Farming, Recovery Certificates (EUR)  (8)(9) 3,975,047 —
Total United Kingdom (Cost
$–
)
—

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 0.6%
Corporate Bonds 0.6%
Citgo Holding, 9.25%, 8/1/24  (1) 7,610,000 7,629
LCPR Senior Secured Financing, 5.125%, 7/15/29  (1) 17,835,000 14,803
Total United States (Cost
$25,694
)
22,432
URUGUAY 0.5%
Government Bonds 0.5%
Oriental Republic of Uruguay, 5.75%, 10/28/34 (USD)  17,120,000 18,545
Total Uruguay (Cost
$18,064
)
18,545
UZBEKISTAN 1.4%
Government Bonds 1.4%
Republic of Uzbekistan, 3.90%, 10/19/31 (USD)  (1) 9,671,000 7,979
Republic of Uzbekistan, 3.90%, 10/19/31 (USD)  20,070,000 16,558
Republic of Uzbekistan, 5.375%, 2/20/29 (USD)  (1) 6,620,000 6,153
Republic of Uzbekistan, 5.375%, 2/20/29 (USD)  26,050,000 24,212
Total Uzbekistan (Cost
$61,236
)
54,902
VENEZUELA 1.5%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%, 4/10/23 (USD)  (2)(7) 12,690,000 222
222
Government Bonds 1.5%
Petroleos de Venezuela, 5.375%, 4/12/27 (USD)  (2)(7) 44,790,000 2,183
Petroleos de Venezuela, 6.00%, 5/16/24 (USD)  (2)(7) 189,515,000 9,713
Petroleos de Venezuela, 6.00%, 11/15/26 (USD)  (2)(7) 66,805,000 3,257
Petroleos de Venezuela, 8.50%, 10/27/20 (USD)  (2)(7) 30,901,500 6,103
Petroleos de Venezuela, 9.00%, 11/17/21 (USD)  (2)(7) 386,635,000 18,848
Petroleos de Venezuela, 9.75%, 5/17/35 (USD)  (2)(7) 19,980,000 1,024
Petroleos de Venezuela, 12.75%, 2/17/22 (USD)  (2)(7) 49,738,000 2,425
Republic of Venezuela, 6.00%, 12/9/20 (USD)  (2)(7) 36,325,000 2,543
Republic of Venezuela, 7.75%, 10/13/19 (USD)  (2)(7) 57,970,000 4,638
Republic of Venezuela, 9.25%, 9/15/27 (USD)  (2)(7) 26,000,000 2,470
Republic of Venezuela, 11.75%, 10/21/26 (USD)  (2)(7) 26,000,000 2,405
Republic of Venezuela, 11.95%, 8/5/31 (USD)  (2)(7) 14,400,000 1,368
Republic of Venezuela, 12.75%, 8/23/22 (USD)  (2)(7) 8,300,000 685
57,662
Total Venezuela (Cost
$433,870
)
57,884

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
VIETNAM 0.6%
Corporate Bonds 0.2%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  (1) 10,243,000 8,541
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  1,750,000 1,459
10,000
Government Bonds 0.4%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  9,745,000 9,638
Socialist Republic of Vietnam, Series 30YR, FRN, 6M USD
LIBOR + 0.813%, 5.951%, 3/13/28 (USD)  4,750,000 4,515
14,153
Total Vietnam (Cost
$26,548
)
24,153
ZAMBIA 0.6%
Government Bonds 0.6%
Republic of Zambia, 5.375%, 9/23/23 (USD)  (2)(7) 53,575,000 22,552
Total Zambia (Cost
$31,800
)
22,552
SHORT-TERM INVESTMENTS 5.7%
Money Market Funds 5.6%
T. Rowe Price Government Reserve Fund, 4.30%  (8)(10) 219,100,701 219,101
219,101
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 2.103%, 3/23/23  (11) 6,244,000 6,186
6,186
Total Short-Term Investments (Cost $225,315) 225,287
Total Investments in Securities
98.9% of Net Assets
(Cost $4,960,379) $ 3,898,084
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$732,713 and represents 18.6% of net assets.
(2) Non-income producing

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
(3) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,622 and represents 0.1% of net assets.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Affiliated Companies
(9) See Note 2. Level 3 in fair value hierarchy.
(10) Seven-day yield
(11) At December 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
BRL Brazilian Real
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
MXN Mexican Peso
PEN Peruvian New Sol
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 1/19/23 USD 5,069 PEN 19,953 $ (174)
BNP Paribas 2/24/23 USD 6,671 EUR 6,318 (118)
BNP Paribas 3/2/23 USD 10,560 BRL 57,312 (169)
BNP Paribas 3/10/23 USD 9,857 COP 48,596,218 (32)
Citibank 1/13/23 USD 19,988 CNH 144,145 (864)
Citibank 1/13/23 USD 673 MXN 13,736 (30)
Goldman Sachs 1/13/23 USD 9,933 MXN 195,350 (65)
HSBC Bank 1/13/23 USD 13,804 CNH 99,064 (526)
JPMorgan Chase 1/13/23 USD 6,208 CNH 44,758 (267)
JPMorgan Chase 1/13/23 USD 1,368 MXN 27,888 (59)
JPMorgan Chase 2/24/23 USD 91 EUR 85 (1)
Morgan Stanley 1/19/23 USD 4,138 PEN 16,325 (152)
Morgan Stanley 2/24/23 EUR 8,778 USD 9,379 53
Morgan Stanley 2/24/23 USD 45,001 EUR 43,185 (1,405)
Morgan Stanley 3/2/23 USD 5,608 BRL 30,860 (169)
State Street 2/24/23 USD 91,289 EUR 87,679 (2,929)
UBS Investment Bank 2/24/23 EUR 4,912 USD 5,161 118
Net unrealized gain (loss) on open forward
currency exchange contracts $ (6,789)

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2,175 U.S. Treasury Notes ten year contracts 3/23 (244,246) $ 1,022
Long, 680 Ultra U.S. Treasury Bonds contracts 3/23 91,333 (3,942)
Net payments (receipts) of variation margin to date 2,917
Variation margin receivable (payable) on open futures contracts $ (3)

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Mriya Farming  $ — $ (1) $ —
Mriya Farming, Recovery Certificates  — (45) —
T. Rowe Price Government Reserve Fund, 4.30% — — 2,389
Totals $ —# $ (46) $ 2,389+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
Mriya Farming  $ 1 $ — $ — $ —
Mriya Farming, Recovery
Certificates  45 — — —
T. Rowe Price Government
Reserve Fund, 4.30% 124,669   ¤   ¤ 219,101
Total $ 219,101^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $2,389 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $219,101.

T. ROWE PRICE Emerging Markets Bond Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,960,379) $ 3,898,084
Interest receivable 61,438
Cash deposits on futures contracts 2,060
Due from affiliates 1,739
Foreign currency (cost $1,269) 1,273
Receivable for shares sold 809
Unrealized gain on forward currency exchange contracts 171
Other assets 895
Total assets 3,966,469
Liabilities
Payable for shares redeemed 14,189
Unrealized loss on forward currency exchange contracts 6,960
Investment management fees payable 2,358
Payable for investment securities purchased 389
Variation margin payable on futures contracts 3
Payable to directors 2
Other liabilities 549
Total liabilities 24,450
NET ASSETS $ 3,942,019

T. ROWE PRICE Emerging Markets Bond Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,814,646)
Paid-in capital applicable to 463,441,594 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 5,756,665
NET ASSETS $ 3,942,019
NET ASSET VALUE PER SHARE
Investor Class
($539,697,626 / 63,467,436 shares outstanding) $ 8.50
Advisor Class
($107,205 / 12,610 shares outstanding) $ 8.50
I Class
($438,697,084 / 51,661,072 shares outstanding) $ 8.49
Z Class
($2,963,517,478 / 348,300,476 shares outstanding) $ 8.51

T. ROWE PRICE Emerging Markets Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $41) $ 237,637
Dividend 2,389
Other 1
Total income 240,027
Expenses
Investment management 28,181
Shareholder servicing
Investor Class $ 1,486
Advisor Class 1
I Class 132 1,619
Prospectus and shareholder reports
Investor Class 151
I Class 5
Z Class 3 159
Custody and accounting 794
Legal and audit 142
Registration 87
Directors 10
Miscellaneous 43
Waived / paid by Price Associates (21,443)
Total expenses 9,592
Net investment income 230,435

T. ROWE PRICE Emerging Markets Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (498,254)
Futures 4,629
Swaps (2,036)
Forward currency exchange contracts 22,923
Foreign currency transactions (350)
Net realized loss (473,088)
Change in net unrealized gain / loss
Securities (541,890)
Futures (4,803)
Swaps 124
Forward currency exchange contracts (8,437)
Other assets and liabilities denominated in foreign currencies 274
Change in net unrealized gain / loss (554,732)
Net realized and unrealized gain / loss (1,027,820)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (797,385)

T. ROWE PRICE Emerging Markets Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 230,435 $ 255,940
Net realized gain (loss) (473,088) 46,465
Change in net unrealized gain / loss (554,732) (397,810)
Decrease in net assets from operations (797,385) (95,405)
Distributions to shareholders
Net earnings
Investor Class (29,990) (51,770)
Advisor Class (8) (8)
I Class (26,010) (20,134)
Z Class (176,756) (174,144)
Tax return of capital – –
Investor Class – (2,506)
Advisor Class – –
(1)
I Class – (999)
Z Class – (8,670)
Decrease in net assets from distributions (232,764) (258,231)
Capital share transactions
*
(2)
Shares sold
Investor Class 260,283 245,754
Advisor Class 15 29
I Class 297,868 136,989
Z Class 513,570 962,899
Distributions reinvested
Investor Class 27,953 49,249
Advisor Class 8 9
I Class 20,749 15,582
Z Class 176,813 182,346
Shares redeemed
Investor Class (593,927) (892,226)
Advisor Class (81) (27)
I Class (226,604) (108,793)
Z Class (378,367) (646,553)
Increase (decrease) in net assets from capital share
transactions 98,280 (54,742)

T. ROWE PRICE Emerging Markets Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Decrease during period (931,869) (408,378)
Beginning of period 4,873,888 5,282,266
End of period $ 3,942,019 $ 4,873,888
*Share information (000s)
(2)
Shares sold
Investor Class 28,440 21,839
Advisor Class 2 3
I Class 31,110 12,296
Z Class 57,323 86,325
Distributions reinvested
Investor Class 3,163 4,408
Advisor Class 1 1
I Class 2,375 1,398
Z Class 20,156 16,328
Shares redeemed
Investor Class (62,110) (80,222)
Advisor Class (9) (3)
I Class (25,698) (9,734)
Z Class (42,003) (57,545)
Increase (decrease) in shares outstanding 12,750 (4,906)
(1)
Amounts round to less than $1,000.
(2)
Includes the exchange of shares from certain classes to the I Class and/or Z Class related to shares held by affiliated products.

T. ROWE PRICE Emerging Markets Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond Fund
(the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation.
The fund has four classes of shares: the Emerging Markets Bond Fund (Investor Class), the Emerging Markets Bond Fund–Advisor Class (Advisor Class), the Emerging
Markets Bond Fund–I Class (I Class) and the Emerging Markets Bond Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the
Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Emerging Markets Bond Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25%
of the class’s average daily net assets; during the year ended December 31, 2022, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier,

T. ROWE PRICE Emerging Markets Bond Fund

or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December, 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following

T. ROWE PRICE Emerging Markets Bond Fund

functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Emerging Markets Bond Fund

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.

T. ROWE PRICE Emerging Markets Bond Fund

The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,670,175 $ — $ 3,670,175
Common Stocks — — — —
Private Investment Company
2
— — — 2,622
Short-Term Investments 219,101 6,186 — 225,287
Total Securities 219,101 3,676,361 — 3,898,084
Forward Currency Exchange
Contracts — 171 — 171
Futures Contracts* 1,022 — — 1,022
Total $ 220,123 $ 3,676,532 $ — $ 3,899,277
Liabilities
Forward Currency Exchange
Contracts $ — $ 6,960 $ — $ 6,960
Futures Contracts* 3,942 — — 3,942
Total $ 3,942 $ 6,960 $ — $ 10,902
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 1,022
Foreign exchange derivatives Forwards 171
*
Total $ 1,193
*
Liabilities
Interest rate derivatives Futures $ 3,942
Foreign exchange derivatives Forwards 6,960
Total $ 10,902
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 4,629 $ — $ — $ 4,629
Foreign exchange derivatives — 22,923 — 22,923
Credit derivatives — — (2,036) (2,036)
Total $ 4,629 $ 22,923 $ (2,036) $ 25,516

T. ROWE PRICE Emerging Markets Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (4,803) $ — $ — $ (4,803)
Foreign exchange derivatives — (8,437) — (8,437)
Credit derivatives — — 124 124
Total $ (4,803) $ (8,437) $ 124 $ (13,116)

T. ROWE PRICE Emerging Markets Bond Fund

assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of December 31, 2022, securities valued at $6,044,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of December 31, 2022, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $284,000. As of
December 31, 2022, cash of $2,060,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either

T. ROWE PRICE Emerging Markets Bond Fund

is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 2% and 6%
of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 8% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;

T. ROWE PRICE Emerging Markets Bond Fund

or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Investment in Bona Fide Investments Feeder LLC  The fund invested in Bona Fide
Investments Feeder LLC (Bona Fide Investments Feeder), a private alternative debt investment fund offered by Gramercy Funds Management LLC (Gramercy). Bona Fide
Investments Feeder invests in the Bona Fide Investment Holdings LLC (underlying fund) which provides the fund exposure to alternative investments by acquiring

T. ROWE PRICE Emerging Markets Bond Fund

sentencias (underlying interests), obligations owed to individual holders by the government of the Republic of Colombia that have been converted from judgments against various Colombian governmental agencies. Bona Fide Investments Feeder’s concentration of investments in sentencias through the underlying fund may expose it to greater risk than if its investments were spread across a large variety of investment instruments. In addition, Colombia has experienced and may in the future experience political and economic instability, which may increase the risk of investment loss. Bona
Fide Investments Feeder, and the underlying fund, are not subject to the same regulatory requirements as an open-end mutual fund, and, therefore, the investments and related valuations may not be transparent. Ownership interests in Bona Fide Investments
Feeder are not transferable and do not have redemption rights. In addition, the fund is subject to a 15-month commitment period after acquisition. These restrictions are subject to change at the sole discretion of Gramercy. Following the expiration of the commitment period, distributions attributable to the underlying interests, if any, will be received by the fund. As of December 31, 2022, the remaining restriction period on this investment was 8 months and the fund had a remaining unfunded commitment of
$2,650,000.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $1,451,127,000 and $1,430,553,000, respectively, for the year ended
December 31, 2022.

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to an over-distribution of taxable income not deemed a return of capital for tax purposes and the character of net currency losses.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 232,764 $ 246,056
Return of capital — 12,175
Total distributions $ 232,764 $ 258,231

T. ROWE PRICE Emerging Markets Bond Fund

At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the accrual of income on troubled debt issues. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to
($000s)
Cost of investments $ 4,971,338
Unrealized appreciation $ 12,850
Unrealized depreciation (1,086,288)
Net unrealized appreciation (depreciation) $ (1,073,438)
($000s)
Overdistributed ordinary income $ (3,642)
Net unrealized appreciation (depreciation) (1,073,438)
Loss carryforwards and deferrals (710,516)
Other temporary differences (27,050)
Total distributable earnings (loss) $ (1,814,646)

T. ROWE PRICE Emerging Markets Bond Fund

income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.41% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Emerging Markets Bond Fund

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $217,000 remain subject to repayment by the fund at December 31, 2022.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Advisor Class I Class Z Class
Expense limitation/I Class Limit 1.15% 0.01% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(205) $(21,238)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Emerging Markets Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2022, expenses incurred pursuant to these service agreements were $103,000 for Price Associates; $977,000 for T. Rowe Price Services, Inc.; and
$14,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2022, the fund was charged $8,000 for shareholder servicing costs related to the college savings plans, of which $4,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2022,
approximately 4% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct

T. ROWE PRICE Emerging Markets Bond Fund

purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Emerging Markets Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Emerging Markets Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Emerging Markets Bond Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Emerging Markets Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Emerging Markets Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$19,221,000 from short-term capital gains
For shareholders subject to interest expense deduction limitation under Section
163(j), $209,139,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Emerging Markets Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Emerging Markets Bond Fund

APPROVAL OF SUBADVISORY AGREEMENT
At a meeting held on July 25, 2022 (Meeting), the fund’s Board of Directors (Board)
considered the initial approval of an investment subadvisory agreement (Subadvisory
Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price
International Ltd (Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the Adviser. The fund’s Advisory Contract was most recently approved by the Board at a meeting held on March 7–8, 2022 (March Meeting). A discussion of the basis for the Board’s approval of the Advisory Contract is included in the fund’s semiannual shareholder report for the period ended June 30, 2022. The factors considered by the
Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective September 1, 2022.

T. ROWE PRICE Emerging Markets Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Emerging Markets Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Emerging Markets Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Emerging Markets Bond Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice
President, International Funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Emerging Markets Bond Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Emerging Markets Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Associate, Equity Research,
Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Head of China Consumer in
Equity Research, Credit  Lyonnais Asia-Pacific (to
2018)
Ryan W. Ferro (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Quentin S. Fitzsimmons (1968)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Vishnu V. Gopal (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Joel Grant (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Gianluca Guicciardi (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly,
Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jeffries
Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tetsuji Inoue (1971)
Vice President
Vice President, Price Hong Kong, T. Rowe Price
Group, Inc., and Price International
Michael Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Prashant G. Jeyaganesh (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sridhar Nishtala (1975)
Vice President
Director and Vice President, Price Singapore; Vice
President, T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Vice President, PIMCO
(to 2018)
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582425
F110-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$36,495	$35,530
Audit-Related Fees	-	-
Tax Fees	-	4,217
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023